SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

29.                               SEGMENTED INFORMATION

We implemented a new organizational structure during the fourth quarter of 2010 and we have two reportable segments effective January 1, 2011.

•                  Machine-to-Machine

•                  Mobile Computing

Our segments have changed from those reported at December 31, 2010 when we reported in one segment.  We have not restated our comparative information as discrete financial information for the two segments is not available for periods prior to January 1, 2011.

The amounts presented below for the Mobile Computing segment have been adjusted retrospectively to exclude amounts attributable to the AirCard business.  The results related to the AirCard business are presented as discontinued operations (note 6).

As we do not evaluate the performance of our operating segment based on segment assets, management does not classify asset information on a segmented basis.  Despite the absence of discrete financial information we do measure our revenue based on other forms of categorization such as by the products we produce and the geographic distribution in which our products are sold.

REVENUE BY SEGMENT

	Year ended December 31, 2012
	Machine- to-Machine	Mobile Computing	Total

Revenue	$335,990	$61,331	$397,321
Cost of goods sold	224,229	47,818	272,047
Gross margin	$111,761	$13,513	$125,274
Gross margin %	33.3%	22.0%	31.5%
Expenses			147,480
Loss from operations			$(22,206)
Total assets			$464,763

	Year ended December 31, 2011
	Machine- to-Machine	Mobile Computing	Total

Revenue	$293,219	$39,956	$333,175
Cost of goods sold	198,271	33,164	231,435
Gross margin	$94,948	$6,792	$101,740
Gross margin %	32.4%	17.0%	30.5%
Expenses			155,993
Loss from operations			$(54,253)
Total assets			$422,887

	Year ended December 31, 2010
	Machine- to-Machine	Mobile Computing	Total

Revenue	$332,445	$25,560	$358,005
Cost of goods sold	n/a	n/a	236,599
Gross margin	n/a	n/a	$121,406
Gross margin %	n/a	n/a	33.9%
Expenses			164,123
Loss from operations			$(42,717)
Total assets			$469,568

Revenue and gross margin from discontinued operations was previously a component of the Mobile Computing segment and totaled $246,845 and $69,698, respectively in the year ended December 31, 2012 (year ended December 31, 2011 - $245,010 revenue; $61,710 gross margin).  Refer to note 6 for further details.

REVENUE BY GEOGRAPHICAL REGION

	2012	2011	2010
Americas	$101,240	$83,890	$82,478
Europe, Middle East and Africa	79,904	90,724	79,045
Asia-Pacific	216,177	158,561	196,482
	$397,321	$333,175	$358,005

REVENUE BY PRODUCT

	2012	2011	2010
Machine-to-Machine
AirPrime Embedded Wireless Modules for M2M	$279,324	$242,791	$274,964
AirLink Intelligent Gateways and Routers	46,699	39,013	48,626
AirVantage M2M Cloud Platform and Other	9,967	11,415	8,855
	335,990	293,219	332,445
Mobile Computing
AirPrime Embedded Wireless Modules for PC OEM	61,133	39,422	23,420
Other	198	534	2,140
	61,331	39,956	25,560
	$397,321	$333,175	$358,005

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2012	2011	2010
Americas	$8,169	$14,108	$14,609
Europe, Middle East and Africa	8,580	5,197	4,831
Asia-Pacific	3,290	2,782	3,195
	$20,039	$22,087	$22,635